                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through January 31, 2005

                        CONVERTIBLE AND HIGH INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
CORPORATE BONDS (100.5%)
                         CONSUMER DISCRETIONARY (22.2%)
$     2,330,000          Accuride Corp.(a)
                         8.500%, 02/01/15                       $  2,411,550
      2,542,000          Asbury Automotive
                         Group, Inc.(b)
                         9.000%, 06/15/12                          2,700,875
      8,473,000          Beazer Homes USA, Inc.(b)
                         8.375%, 04/15/12                          9,341,482
      4,237,000          Broder Bros. Co.(b)
                         11.250%, 10/15/10                         4,544,182
      5,508,000          CBD Media, LLC
                         8.625%, 06/01/11                          5,783,400
                         Charter Communications, Inc.
      5,931,000          10.000%, 04/01/09                         5,026,522
      4,237,000          9.625%, 11/15/09(b)                       3,474,340
      1,695,000          11.125%, 01/15/11(b)                      1,440,750
      4,237,000          DEX Media, Inc.(b)
                         8.000%, 11/15/13                          4,522,997
     11,109,000      GBP EMI Group, PLC
                         9.750%, 05/20/08                         23,024,531
                         General Motors Corp.
      6,694,000          8.250%, 07/15/23                          6,766,402
        678,000          7.125%, 07/15/13(b)                         675,418
                         Goodyear Tire & Rubber Company(b)
      4,237,000          7.000%, 03/15/28                          3,665,005
      3,389,000          7.857%, 08/15/11                          3,439,835
      7,880,000          Hasbro, Inc.(b)
                         6.600%, 07/15/28                          7,958,800
      5,338,000          Houghton Mifflin Company(b)
                         9.875%, 02/01/13                          5,591,555
      3,389,000          IMAX Corp.
                         9.625%, 12/01/10                          3,685,538
      3,389,000          Inn of the Mountain Gods(b)
                         12.000%, 11/15/10                         3,965,130
      4,237,000          Interpublic Group of Companies,
                         Inc.(b)
                         7.250%, 08/15/11                          4,628,003
      2,542,000          Intrawest Corp.(a)
                         7.500%, 10/15/13                          2,681,810
                         J.C. Penney Company, Inc.
      1,695,000          9.000%, 08/01/12(b)                       2,080,613
      1,271,000          7.650%, 08/15/16                          1,458,473
      2,542,000          Jarden Corp.
                         9.750%, 05/01/12                          2,783,490
      4,194,000          Kellwood Company
                         7.625%, 10/15/17                          4,613,400
      3,177,000          La Quinta, Corp.(b)
                         8.875%, 03/15/11                          3,522,499
      2,966,000          Landry's Restaurants, Inc.(a)
                         7.500%, 12/15/14                          2,906,680
      2,542,000          Mandalay Resort Group(b)
                         7.625%, 07/15/13                          2,783,490
     11,439,000          Mediacom Communications
                         Corp.(b)
                         9.500%, 01/15/13                         11,467,598
     10,022,000          Oxford Industries, Inc.
                         8.875%, 06/01/11                         10,723,540

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$     4,237,000          Perry Ellis International, Inc.
                         8.875%, 09/15/13                       $  4,427,665
        847,000          Pinnacle Entertainment, Inc.(b)
                         8.250%, 03/15/12                            906,290
      6,779,000          Rent-A-Center, Inc.
                         7.500%, 05/01/10                          7,024,739
      3,177,000      CAD Rogers Cable, Inc.(a)
                         7.250%, 12/15/11                          2,653,368
      3,813,000      CAD Rogers Wireless Communications,
                         Inc.(a)
                         7.625%, 12/15/11                          3,215,274
     10,083,000          Royal Caribbean Cruises, Ltd.
                         7.500%, 10/15/27                         11,166,923
      4,237,000          Russell Corp.
                         9.250%, 05/01/10                          4,575,960
      8,050,000          Spanish Broadcasting Systems,
                         Inc.
                         9.625%, 11/01/09                          8,472,625
      7,287,000          Vail Resorts, Inc.
                         6.750%, 02/15/14                          7,387,196
      5,931,000          Warnaco Group, Inc.
                         8.875%, 06/15/13                          6,553,755
                         Warner Music Group(a)
      1,695,000      GBP 8.125%, 04/15/14                          3,316,822
      1,695,000          7.375%, 04/15/14                          1,779,750
      5,508,000          WCI Communities, Inc.(b)
                         7.875%, 10/01/13                          5,907,330
                                                                ------------
                                                                 215,055,605
                                                                ------------
                         CONSUMER STAPLES (8.2%)
      1,695,000          Central Garden & Pet Company
                         9.125%, 02/01/13                          1,868,737
      4,660,000          Chattem, Inc.
                         7.000%, 03/01/14                          4,793,975
      3,813,000          Chiquita Brands International,
                         Inc.(a)
                         7.500%, 11/01/14                          3,889,260
      4,792,000          Del Monte Foods Company
                         8.625%, 12/15/12                          5,349,070
      5,084,000          DIMON, Inc.
                         7.750%, 06/01/13                          5,516,140
                         Dole Food Company, Inc.
     11,524,000          8.875%, 03/15/11                         12,431,515
      3,779,000          8.625%, 05/01/09                          4,161,624
      1,914,000          Gold Kist, Inc.
                         10.250%, 03/15/14                         2,229,810
        424,000          Hines Horticulture, Inc.
                         10.250%, 10/01/11                           465,340
     11,439,000          Jean Coutu Group, Inc.(a)(b)
                         8.500%, 08/01/14                         11,467,597
      3,389,000          Pinnacle Foods Holding(a)(b)
                         8.250%, 12/01/13                          3,117,880
      5,423,000          Playtex Products, Inc.
                         8.000%, 03/01/11                          5,938,185
      9,321,000          Rayovac Corp.(b)
                         8.500%, 10/01/13                         10,043,377
      2,542,000          Semins Vegetable Seeds
                         10.250%, 10/01/13                         3,050,400
      1,695,000          Smithfield Foods, Inc.
                         7.750%, 05/15/13                          1,885,688

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$     1,695,000          Standard Commercial Corp.
                         8.000%, 04/15/12                       $  1,750,088
      1,780,000          WH Intermediate Holdings, Ltd.
                         9.500%, 04/01/11                          1,969,125
                                                                ------------
                                                                  79,927,811
                                                                ------------
                         ENERGY (9.5%)
                         Chesapeake Energy Corp.
      3,389,000          6.875%, 01/15/16                          3,541,505
      1,695,000          7.750%, 01/15/15                          1,849,669
      4,237,000          Forest Oil Corp.
                         8.000%, 12/15/11                          4,824,884
      9,236,000          General Maritime Corp.(b)
                         10.000%, 03/15/13                        10,598,310
                         Giant Industries, Inc.(b)
      5,084,000          8.000%, 05/15/14                          5,281,005
      1,895,000          11.000%, 05/15/12                         2,188,725
      9,617,000          Houston Exploration Company
                         7.000%, 06/15/13                         10,145,935
      3,898,000          KCS Energy, Inc.
                         7.125%, 04/01/12                          4,102,645
      2,317,000          Lone Star Technologies, Inc.
                         9.000%, 06/01/11                          2,513,945
                         Overseas Shipholding Group, Inc.
      2,542,000          7.500%, 02/15/24                          2,580,130
        856,000          8.750%, 12/01/13                            971,560
      3,919,000          Paramount Resources, Ltd.
                         7.875%, 11/01/10                          4,487,255
                         Petroleo Brasileiro, SA
      6,355,000          8.375%, 12/10/18                          6,688,637
      4,237,000          9.125%, 07/02/13(b)                       4,756,032
     16,523,000          Premcor Refining Group, Inc.
                         7.500%, 06/15/15                         17,844,840
        847,000          Stone Energy Corp.(a)
                         6.750%, 12/15/14                            832,178
      2,542,000          Swift Energy Company
                         7.625%, 07/15/11                          2,751,715
      5,508,000          Whiting Petroleum Corp.
                         7.250%, 05/01/12                          5,714,550
                                                                ------------
                                                                  91,673,520
                                                                ------------
                         FINANCIALS (5.2%)
      4,067,000          Fairfax Financial Holdings,
                         Ltd.(b)
                         7.750%, 04/26/12                          4,178,842
      1,271,000          GATX Corp.
                         8.875%, 06/01/09                          1,467,255
                         Host Marriott Corp.(b)
      9,321,000          7.125%, 11/01/13                          9,856,958
      1,779,000          9.250%, 10/01/07                          1,974,690
     10,168,000          Leucadia National Corp.(b)
                         7.000%, 08/15/13                         10,549,300
     11,015,000          LNR Property Corp.
                         7.625%, 07/15/13                         12,667,250
                         Senior Housing Properties Trust
      4,533,000          7.875%, 04/15/15                          4,986,300
      4,237,000          8.625%, 01/15/12                          4,840,773
                                                                ------------
                                                                  50,521,368
                                                                ------------

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
                         HEALTH CARE (8.0%)
$     9,193,000          Alpharma, Inc.(a)
                         8.625%, 05/01/11                       $  9,583,703
     13,790,000          Ameripath, Inc.(b)
                         10.500%, 04/01/13                        14,479,500
     11,015,000          Ardent Health Services, Inc.
                         10.000%, 08/15/13                        11,455,600
     12,371,000          Bausch & Lomb, Inc.
                         7.125%, 08/01/28                         13,612,677
      2,542,000          Beverly Enterprises, Inc.(a)
                         7.875%, 06/15/14                          2,859,750
      1,271,000          Elan Corp. PLC(a)
                         7.750%, 11/15/11                          1,334,550
      2,404,000          Psychiatric Solutions, Inc.
                         10.625%, 06/15/13                         2,764,600
      5,508,000          Quintiles Transnational Corp.
                         10.000%, 10/01/13                         6,251,580
      8,558,000          Tenet Healthcare Corp.(a)
                         9.250%, 02/01/15                          8,600,790
      5,931,000          Vanguard Health Systems,
                         Inc.(a)(b)
                         9.000%, 10/01/14                          6,375,825
                                                                ------------
                                                                  77,318,575
                                                                ------------
                         INDUSTRIALS (15.9%)
      5,084,000          American Airlines, Inc.
                         7.250%, 02/05/09                          4,728,120
      2,118,000          Armor Holdings, Inc.
                         8.250%, 08/15/13                          2,366,865
        890,000      EUR Aspropulsion Capital BV(a)
                         9.625%, 10/01/13                          1,345,785
      1,695,000          BE Aerospace, Inc.
                         8.500%, 10/01/10                          1,864,500
      2,542,000          Casella Waste Systems, Inc.
                         9.750%, 02/01/13                          2,808,910
     14,404,000          CNH Global, NV(a)
                         9.250%, 08/01/11                         15,808,390
     13,981,000          Esterline Technologies Corp.(b)
                         7.750%, 06/15/13                         15,169,385
      3,364,000          General Cable Corp.(b)
                         9.500%, 11/15/10                          3,801,320
      5,508,000          Hutchison Whampoa, Ltd.(a)(b)
                         6.250%, 01/24/14                          5,880,236
      7,202,000          Jacuzzi Brands, Inc.
                         9.625%, 07/01/10                          8,066,240
                         JLG Industries, Inc.
      6,440,000          8.250%, 05/01/08                          6,794,200
      2,966,000          8.375%, 06/15/12(b)                       3,114,300
      6,397,000          Laidlaw Global Securities, Inc.
                         10.750%, 06/15/11                         7,388,535
                         Legrand Holding, SA
      6,779,000          8.500%, 02/15/25                          8,033,115
        847,000      EUR 11.000%, 02/15/13                         1,355,291
      3,682,000          Manitowoc Company, Inc.
                         10.500%, 08/01/12                         4,252,710
     11,015,000          Mobile Mini, Inc.
                         9.500%, 07/01/13                         12,673,859
      4,237,000          Monitronics International, Inc.
                         11.750%, 09/01/10                         4,639,515

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$     2,034,000          Orbital Sciences Corp.
                         9.000%, 07/15/11                       $  2,288,250
                         Sequa Corp.
      5,931,000          8.875%, 04/01/08                          6,405,480
      1,695,000          9.000%, 08/01/09                          1,872,975
      1,987,000          Shaw Group, Inc.(b)
                         10.750%, 03/15/10                         2,210,537
      7,202,000          SPX Corp.(b)
                         6.250%, 06/15/11                          7,742,150
                         Terex Corp.
      5,931,000          9.250%, 07/15/11                          6,598,238
      5,190,000          7.375%, 01/15/14                          5,475,450
     11,863,000          United Rentals, Inc.(b)
                         7.000%, 02/15/14                         11,091,905
                                                                ------------
                                                                 153,776,261
                                                                ------------
                         INFORMATION TECHNOLOGY (6.5%)
      5,508,000          Advanced Micro Devices,
                         Inc.(a)(b)
                         7.750%, 11/01/12                          5,521,770
      2,322,000          Arrow Electronics, Inc.(b)
                         6.875%, 06/01/18                          2,516,365
      3,389,000          Celestica, Inc.
                         7.875%, 07/01/11                          3,549,977
      1,695,000          Flextronics International, Ltd.(b)
                         6.500%, 05/15/13                          1,724,662
      4,237,000          Freescale Semiconductor, Inc.
                         7.125%, 07/15/14                          4,591,849
                         Iron Mountain, Inc.
      1,695,000      GBP 7.250%, 04/15/14(a)                       3,053,075
      1,695,000          6.625%, 01/01/16                          1,606,012
                         Lucent Technologies, Inc.
      4,364,000          6.500%, 01/15/28                          3,905,780
      2,055,000          6.450%, 03/15/29(b)                       1,844,363
      6,143,000          Motorola, Inc.(b)
                         7.500%, 05/15/25                          7,374,801
      4,237,000          Sanmina-Sci Corp.
                         10.375%, 01/15/10                         4,830,180
      3,389,000          Stratus Technologies, Inc.
                         10.375%, 12/01/08                         3,236,495
     17,370,000          Xerox Corp.
                         7.625%, 06/15/13                         18,803,025
                                                                ------------
                                                                  62,558,354
                                                                ------------
                         MATERIALS (18.2%)
      7,626,000          Arch Western Finance, LLC(b)
                         6.750%, 07/01/13                          7,816,650
      4,237,000          Ball Corp.
                         6.875%, 12/15/12                          4,533,590
      5,084,000          Bowater, Inc.(b)
                         6.500%, 06/15/13                          5,104,366
      7,626,000          Buckeye Technologies, Inc.
                         8.500%, 10/01/13                          8,236,080
     16,116,000          Equistar Chemicals, LP(b)
                         10.625%, 05/01/11                        18,613,980
     10,888,000          Freeport-McMoRan Copper &
                         Gold, Inc.(b)
                         10.125%, 02/01/10                        12,357,880
     12,710,000          Georgia-Pacific Corp.
                         8.000%, 01/15/14                         14,362,300

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$     2,542,000          Graham Packaging Holdings
                         Company(a)(b)
                         9.875%, 10/15/14                       $  2,675,455
     11,176,000      EUR HeidelbergCement Finance(a)
                         7.375%, 07/15/10                         16,444,543
      2,711,000          IMCO Recycling, Inc.
                         10.375%, 10/15/10                         3,063,430
      5,084,000          IPSCO, Inc.
                         8.750%, 06/01/13                          5,770,340
      3,444,000          Ispat Inland ULC
                         9.750%, 04/01/14                          4,261,950
      2,542,000          Massey Energy Company(b)
                         6.950%, 03/01/07                          2,681,810
      5,084,000          Neenah Paper, Inc.(a)
                         7.375%, 11/15/14                          5,134,840
      2,754,000          Novelis, Inc.(a)
                         7.250%, 02/15/15                          2,809,080
     11,015,000          Polyone Corp.(b)
                         10.625%, 05/15/10                        12,336,800
      7,118,000          Pope & Talbot, Inc.
                         8.375%, 06/01/13                          7,545,080
      4,237,000          Sealed Air Corp.(a)
                         6.875%, 07/15/33                          4,711,680
                         Steel Dynamics, Inc.
      3,966,000          9.500%, 03/15/09(b)                       4,362,600
      1,695,000          9.500%, 03/15/09                          1,864,500
      1,695,000          Stone Container Corp.
                         8.375%, 07/01/12                          1,805,175
     19,785,000          Texas Industries, Inc.
                         10.250%, 06/15/11                        23,049,525
                         Union Carbide Corp.(b)
      2,966,000          7.875%, 04/01/23                          3,173,620
      2,118,000          6.700%, 04/01/09                          2,250,375
      1,059,000          7.500%, 06/01/25                          1,104,007
                                                                ------------
                                                                 176,069,656
                                                                ------------
                         TELECOMMUNICATION SERVICES (1.3%)
      5,084,000          AT&T Corp.
                         9.750%, 11/15/31                          6,501,165
      5,931,000          Nextel Communications, Inc.
                         7.375%, 08/01/15                          6,568,582
                                                                ------------
                                                                  13,069,747
                                                                ------------
                         UTILITIES (5.5%)
      5,886,000          AES Corp.(b)
                         8.500%, 11/01/07                          6,003,720
     23,725,000          Calpine Corp.(b)
                         8.500%, 02/15/11                         16,488,875
      4,237,000          Centerpoint Energy, Inc.(b)
                         6.850%, 06/01/15                          4,729,107
                         Edison International
      5,084,000          9.875%, 04/15/11(b)                       5,967,345
      3,389,000          10.000%, 08/15/08                         3,931,240
      4,237,000          Public Service Enterprise Group,
                         Inc.(b)
                         8.625%, 02/15/08                          4,581,256

                See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$    10,676,000          Teco Energy, Inc.(b)
                         7.500%, 06/15/10                       $ 11,796,980
                                                                ------------
                                                                  53,498,523
                                                                ------------
                         TOTAL CORPORATE
                         BONDS
                         (Cost $910,676,169)                     973,469,420
                                                                ------------
CONVERTIBLE BONDS (1.9%)
                         FINANCIALS (0.7%)
      6,800,000          Assurant, Inc.(a)
                         7.750%, 01/26/08                          7,140,000
                                                                ------------
                         INFORMATION TECHNOLOGY (0.7%)
      5,000,000          Lucent Technologies, Inc.
                         2.750%, 06/15/25                          6,575,000
                                                                ------------
                         TELECOMMUNICATION SERVICES (0.5%)
                         Liberty Media Corp. (Sprint PCS Group)
      4,142,000          3.750%, 02/15/30(b)                       2,769,962
      1,974,000          4.000%, 11/15/29                          1,465,695
                                                                ------------
                                                                   4,235,657
                                                                ------------
                         TOTAL CONVERTIBLE
                         BONDS
                         (Cost $17,243,157)                       17,950,657
                                                                ------------
SYNTHETIC CONVERTIBLE SECURITIES (21.3%)
                       CORPORATE BONDS (18.1%)
                         CONSUMER DISCRETIONARY (4.0%)
        420,000          Accuride Corp.(a)
                         8.500%, 02/01/15                            434,700
        458,000          Asbury Automotive
                         Group, Inc.(b)
                         9.000%, 06/15/12                            486,625
      1,527,000          Beazer Homes USA, Inc.(b)
                         8.375%, 04/15/12                          1,683,517
        763,000          Broder Bros. Co.(b)
                         11.250%, 10/15/10                           818,317
        992,000          CBD Media, LLC
                         8.625%, 06/01/11                          1,041,600
                         Charter Communications, Inc.
      1,069,000          10.000%, 04/01/09                           905,977
        763,000          9.625%, 11/15/09(b)                         625,660
        305,000          11.125%, 01/15/11(b)                        259,250
        763,000          DEX Media, Inc.(b)
                         8.000%, 11/15/13                            814,503
      2,002,000      GBP EMI Group, PLC
                         9.750%, 05/20/08                          4,149,348
                         General Motors Corp.
      1,206,000          8.250%, 07/15/23                          1,219,044
        122,000          7.125%, 07/15/13(b)                         121,535
                         Goodyear Tire & Rubber Company(b)
        763,000          7.000%, 03/15/28                            659,995
        611,000          7.857%, 08/15/11                            620,165
      1,420,000          Hasbro, Inc.(b)
                         6.600%, 07/15/28                          1,434,200
        962,000          Houghton Mifflin Company(b)
                         9.875%, 02/01/13                          1,007,695
        611,000          IMAX Corp.
                         9.625%, 12/01/10                            664,463

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$       611,000          Inn of the Mountain Gods(b)
                         12.000%, 11/15/10                      $    714,870
        763,000          Interpublic Group of Companies,
                         Inc.(b)
                         7.250%, 08/15/11                            833,412
        458,000          Intrawest Corp.(a)
                         7.500%, 10/15/13                            483,190
                         J.C. Penney Company, Inc.
        305,000          9.000%, 08/01/12(b)                         374,388
        229,000          7.650%, 08/15/16                            262,778
        458,000          Jarden Corp.
                         9.750%, 05/01/12                            501,510
        756,000          Kellwood Company
                         7.625%, 10/15/17                            831,600
        573,000          La Quinta, Corp.(b)
                         8.875%, 03/15/11                            635,314
        534,000          Landry's Restaurants, Inc.(a)
                         7.500%, 12/15/14                            523,320
        458,000          Mandalay Resort Group(b)
                         7.625%, 07/15/13                            501,510
      2,061,000          Mediacom Communications
                         Corp.(b)
                         9.500%, 01/15/13                          2,066,153
      1,806,000          Oxford Industries, Inc.
                         8.875%, 06/01/11                          1,932,420
        763,000          Perry Ellis International, Inc.
                         8.875%, 09/15/13                            797,335
        153,000          Pinnacle Entertainment, Inc.(b)
                         8.250%, 03/15/12                            163,710
      1,221,000          Rent-A-Center, Inc.
                         7.500%, 05/01/10                          1,265,261
        573,000      CAD Rogers Cable, Inc.(a)
                         7.250%, 12/15/11                            478,558
        687,000      CAD Rogers Wireless Communications,
                         Inc.(a)
                         7.625%, 12/15/11                            579,306
      1,817,000          Royal Caribbean Cruises, Ltd.
                         7.500%, 10/15/27                          2,012,328
        763,000          Russell Corp.
                         9.250%, 05/01/10                            824,040
      1,450,000          Spanish Broadcasting Systems,
                         Inc.
                         9.625%, 11/01/09                          1,526,125
      1,313,000          Vail Resorts, Inc.
                         6.750%, 02/15/14                          1,331,054
      1,069,000          Warnaco Group, Inc.
                         8.875%, 06/15/13                          1,181,245
                         Warner Music Group(a)
        305,000      GBP 8.125%, 04/15/14                            596,832
        305,000          7.375%, 04/15/14                            320,250
        992,000          WCI Communities, Inc.(b)
                         7.875%, 10/01/13                          1,063,920
                                                                ------------
                                                                  38,747,023
                                                                ------------
                         CONSUMER STAPLES (1.5%)
        305,000          Central Garden & Pet Company
                         9.125%, 02/01/13                            336,262
        840,000          Chattem, Inc.
                         7.000%, 03/01/14                            864,150

                See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$        687,000         Chiquita Brands International,
                         Inc.(a)
                         7.500%, 11/01/14                       $    700,740
         863,000         Del Monte Foods Company
                         8.625%, 12/15/12                            963,324
         916,000         DIMON, Inc.
                         7.750%, 06/01/13                            993,860
                         Dole Food Company, Inc.
       2,076,000         8.875%, 03/15/11                          2,239,485
         681,000         8.625%, 05/01/09                            749,951
         345,000         Gold Kist, Inc.
                         10.250%, 03/15/14                           401,925
          76,000         Hines Horticulture, Inc.
                         10.250%, 10/01/11                            83,410
       2,061,000         Jean Coutu Group, Inc.(a)(b)
                         8.500%, 08/01/14                          2,066,152
         611,000         Pinnacle Foods Holding(a)(b)
                         8.250%, 12/01/13                            562,120
         977,000         Playtex Products, Inc.
                         8.000%, 03/01/11                          1,069,815
       1,679,000         Rayovac Corp.(b)
                         8.500%, 10/01/13                          1,809,123
         458,000         Semins Vegetable Seeds
                         10.250%, 10/01/13                           549,600
         305,000         Smithfield Foods, Inc.
                         7.750%, 05/15/13                            339,313
         305,000         Standard Commercial Corp.
                         8.000%, 04/15/12                            314,913
         321,000         WH Intermediate Holdings, Ltd.
                         9.500%, 04/01/11                            355,106
                                                                ------------
                                                                  14,399,249
                                                                ------------
                         ENERGY (1.7%)
                         Chesapeake Energy Corp.
         611,000         6.875%, 01/15/16                            638,495
         305,000         7.750%, 01/15/15                            332,831
         763,000         Forest Oil Corp.
                         8.000%, 12/15/11                            868,866
       1,664,000         General Maritime Corp.(b)
                         10.000%, 03/15/13                         1,909,440
                         Giant Industries, Inc.(b)
         916,000         8.000%, 05/15/14                            951,495
         342,000         11.000%, 05/15/12                           395,010
       1,733,000         Houston Exploration Company
                         7.000%, 06/15/13                          1,828,315
         702,000         KCS Energy, Inc.
                         7.125%, 04/01/12                            738,855
         418,000         Lone Star Technologies, Inc.
                         9.000%, 06/01/11                            453,530
                         Overseas Shipholding Group, Inc.
         458,000         7.500%, 02/15/24                            464,870
         154,000         8.750%, 12/01/13                            174,790
         706,000         Paramount Resources, Ltd.
                         7.875%, 11/01/10                            808,370
                         Petroleo Brasileiro, SA
       1,145,000         8.375%, 12/10/18                          1,205,112
         763,000         9.125%, 07/02/13(b)                         856,468
       2,977,000         Premcor Refining Group, Inc.
                         7.500%, 06/15/15                          3,215,160

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$       153,000          Stone Energy Corp.(a)
                         6.750%, 12/15/14                       $    150,323
        458,000          Swift Energy Company
                         7.625%, 07/15/11                            495,785
        992,000          Whiting Petroleum Corp.
                         7.250%, 05/01/12                          1,029,200
                                                                ------------
                                                                  16,516,915
                                                                ------------
                         FINANCIALS (0.9%)
        733,000          Fairfax Financial Holdings,
                         Ltd.(b)
                         7.750%, 04/26/12                            753,157
        229,000          GATX Corp.
                         8.875%, 06/01/09                            264,360
                         Host Marriott Corp.(b)
      1,679,000          7.125%, 11/01/13                          1,775,542
        321,000          9.250%, 10/01/07                            356,310
      1,832,000          Leucadia National Corp.(b)
                         7.000%, 08/15/13                          1,900,700
      1,985,000          LNR Property Corp.
                         7.625%, 07/15/13                          2,282,750
                         Senior Housing Properties Trust
        817,000          7.875%, 04/15/15                            898,700
        763,000          8.625%, 01/15/12                            871,728
                                                                ------------
                                                                   9,103,247
                                                                ------------
                         HEALTH CARE (1.4%)
      1,657,000          Alpharma, Inc.(a)
                         8.625%, 05/01/11                          1,727,422
      2,485,000          Ameripath, Inc.(b)
                         10.500%, 04/01/13                         2,609,250
      1,985,000          Ardent Health Services, Inc.
                         10.000%, 08/15/13                         2,064,400
      2,229,000          Bausch & Lomb, Inc.
                         7.125%, 08/01/28                          2,452,725
        458,000          Beverly Enterprises, Inc.(a)
                         7.875%, 06/15/14                            515,250
        229,000          Elan Corp. PLC(a)
                         7.750%, 11/15/11                            240,450
        433,000          Psychiatric Solutions, Inc.
                         10.625%, 06/15/13                           497,950
        992,000          Quintiles Transnational Corp.
                         10.000%, 10/01/13                         1,125,920
      1,542,000          Tenet Healthcare Corp.(a)
                         9.250%, 02/01/15                          1,549,710
      1,069,000          Vanguard Health Systems,
                         Inc.(a)(b)
                         9.000%, 10/01/14                          1,149,175
                                                                ------------
                                                                  13,932,252
                                                                ------------
                         INDUSTRIALS (2.9%)
        916,000          American Airlines, Inc.
                         7.250%, 02/05/09                            851,880
        382,000          Armor Holdings, Inc.
                         8.250%, 08/15/13                            426,885
        160,000      EUR Aspropulsion Capital BV(a)
                         9.625%, 10/01/13                            241,939
        305,000          BE Aerospace, Inc.
                         8.500%, 10/01/10                            335,500
        458,000          Casella Waste Systems, Inc.
                         9.750%, 02/01/13                            506,090

                See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$     2,596,000          CNH Global, NV(a)
                         9.250%, 08/01/11                       $  2,849,110
      2,519,000          Esterline Technologies Corp.(b)
                         7.750%, 06/15/13                          2,733,115
        606,000          General Cable Corp.(b)
                         9.500%, 11/15/10                            684,780
        992,000          Hutchison Whampoa, Ltd.(a)(b)
                         6.250%, 01/24/14                          1,059,040
      1,298,000          Jacuzzi Brands, Inc.
                         9.625%, 07/01/10                          1,453,760
                         JLG Industries, Inc.
      1,160,000          8.250%, 05/01/08                          1,223,800
        534,000          8.375%, 06/15/12(b)                         560,700
      1,153,000          Laidlaw Global Securities, Inc.
                         10.750%, 06/15/11                         1,331,715
                         Legrand Holding, SA
      1,221,000          8.500%, 02/15/25                          1,446,885
        153,000      EUR 11.000%, 02/15/13                           244,816
        664,000          Manitowoc Company, Inc.
                         10.500%, 08/01/12                           766,920
      1,985,000          Mobile Mini, Inc.
                         9.500%, 07/01/13                          2,283,941
        763,000          Monitronics International, Inc.
                         11.750%, 09/01/10                           835,485
        366,000          Orbital Sciences Corp.
                         9.000%, 07/15/11                            411,750
                         Sequa Corp.
      1,069,000          8.875%, 04/01/08                          1,154,520
        305,000          9.000%, 08/01/09                            337,025
        358,000          Shaw Group, Inc.(b)
                         10.750%, 03/15/10                           398,275
      1,298,000          SPX Corp.(b)
                         6.250%, 06/15/11                          1,395,350
                         Terex Corp.
      1,069,000          9.250%, 07/15/11                          1,189,263
        935,000          7.375%, 01/15/14                            986,425
      2,137,000          United Rentals, Inc.(b)
                         7.000%, 02/15/14                          1,998,095
                                                                ------------
                                                                  27,707,064
                                                                ------------
                         INFORMATION TECHNOLOGY (1.2%)
        992,000          Advanced Micro Devices,
                         Inc.(a)(b)
                         7.750%, 11/01/12                            994,480
        418,000          Arrow Electronics, Inc.(b)
                         6.875%, 06/01/18                            452,989
        611,000          Celestica, Inc.
                         7.875%, 07/01/11                            640,022
        305,000          Flextronics International, Ltd.(b)
                         6.500%, 05/15/13                            310,338
        763,000          Freescale Semiconductor, Inc.
                         7.125%, 07/15/14                            826,901
                         Iron Mountain, Inc.
        305,000      GBP 7.250%, 04/15/14(a)                         549,373
        305,000          6.625%, 01/01/16                            288,988
                         Lucent Technologies, Inc.
        786,000          6.500%, 01/15/28                            703,470
        370,000          6.450%, 03/15/29(b)                         332,075

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$     1,107,000          Motorola, Inc.(b)
                         7.500%, 05/15/25                       $  1,328,977
        763,000          Sanmina-Sci Corp.
                         10.375%, 01/15/10                           869,820
        611,000          Stratus Technologies, Inc.
                         10.375%, 12/01/08                           583,505
      3,130,000          Xerox Corp.
                         7.625%, 06/15/13                          3,388,225
                                                                ------------
                                                                  11,269,163
                                                                ------------
                         MATERIALS (3.3%)
      1,374,000          Arch Western Finance, LLC(b)
                         6.750%, 07/01/13                          1,408,350
        763,000          Ball Corp.
                         6.875%, 12/15/12                            816,410
        916,000          Bowater, Inc.(b)
                         6.500%, 06/15/13                            919,670
      1,374,000          Buckeye Technologies, Inc.
                         8.500%, 10/01/13                          1,483,920
      2,904,000          Equistar Chemicals, LP(b)
                         10.625%, 05/01/11                         3,354,120
      1,962,000          Freeport-McMoRan Copper &
                         Gold, Inc.(b)
                         10.125%, 02/01/10                         2,226,870
      2,290,000          Georgia-Pacific Corp.
                         8.000%, 01/15/14                          2,587,700
        458,000          Graham Packaging Holdings
                         Company(a)(b)
                         9.875%, 10/15/14                            482,045
      2,014,000      EUR HeidelbergCement Finance(a)
                         7.375%, 07/15/10                          2,963,431
        489,000          IMCO Recycling, Inc.
                         10.375%, 10/15/10                           552,570
        916,000          IPSCO, Inc.
                         8.750%, 06/01/13                          1,039,660
        620,000          Ispat Inland ULC
                         9.750%, 04/01/14                            767,250
        458,000          Massey Energy Company(b)
                         6.950%, 03/01/07                            483,190
        916,000          Neenah Paper, Inc.(a)
                         7.375%, 11/15/14                            925,160
        496,000          Novelis, Inc.(a)
                         7.250%, 02/15/15                            505,920
      1,985,000          Polyone Corp.(b)
                         10.625%, 05/15/10                         2,223,200
      1,282,000          Pope & Talbot, Inc.
                         8.375%, 06/01/13                          1,358,920
        763,000          Sealed Air Corp.(a)
                         6.875%, 07/15/33                            848,480
                         Steel Dynamics, Inc.
        715,000          9.500%, 03/15/09(b)                         786,500
        305,000          9.500%, 03/15/09                            335,500
        305,000          Stone Container Corp.
                         8.375%, 07/01/12                            324,825
      3,565,000          Texas Industries, Inc.
                         10.250%, 06/15/11                         4,153,225
                         Union Carbide Corp.(b)
        534,000          7.875%, 04/01/23                            571,380
        382,000          6.700%, 04/01/09                            405,875

                See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------
$       191,000          7.500%, 06/01/25                       $    199,118
                                                                ------------
                                                                  31,723,289
                                                                ------------
                         TELECOMMUNICATION SERVICES (0.2%)
        916,000          AT&T Corp.
                         9.750%, 11/15/31                          1,171,335
      1,069,000          Nextel Communications, Inc.
                         7.375%, 08/01/15                          1,183,918
                                                                ------------
                                                                   2,355,253
                                                                ------------
                         UTILITIES (1.0%)
      1,061,000          AES Corp.(b)
                         8.500%, 11/01/07                          1,082,220
      4,275,000          Calpine Corp.(b)
                         8.500%, 02/15/11                          2,971,125
        763,000          Centerpoint Energy, Inc.(b)
                         6.850%, 06/01/15                            851,618
                         Edison International
        916,000          9.875%, 04/15/11(b)                       1,075,155
        611,000          10.000%, 08/15/08                           708,760
        763,000          Public Service Enterprise Group,
                         Inc.(b)
                         8.625%, 02/15/08                            824,994
      1,924,000          Teco Energy, Inc.(b)
                         7.500%, 06/15/10                          2,126,020
                                                                ------------
                                                                   9,639,892
                                                                ------------
                           TOTAL CORPORATE BONDS                 175,393,347
                                                                ------------

     NUMBER OF
     CONTRACTS                                                         VALUE
----------------------------------------------------------------------------
                       OPTIONS (3.2%)
                         CONSUMER DISCRETIONARY (1.5%)
          2,200          Carnival Corp.(c)
                         Call, 01/20/07, Strike 60.00              1,617,000
          1,000          eBay, Inc.(c)
                         Call, 01/20/07, Strike 95.00              1,500,000
          3,100          Home Depot, Inc.(c)
                         Call, 01/20/07, Strike 40.00              1,860,000
          2,700          International Game Technology(c)
                         Call, 01/20/07, Strike 35.00              1,080,000
          1,500          J.C. Penney Company, Inc.(c)
                         Call, 01/21/06, Strike 40.00                922,500
                         Nike, Inc.(c)
          1,500          Call, 01/21/06, Strike 80.00              1,710,000
            500          Call, 01/20/07, Strike 80.00                762,500
          2,100          Starbucks Corp.(c)
                         Call, 01/20/07, Strike 55.00              1,995,000
          2,600          YUM! Brands, Inc.(c)
                         Call, 01/20/07, Strike 40.00              2,691,000
                                                                ------------
                                                                  14,138,000
                                                                ------------
                         CONSUMER STAPLES (0.4%)
          1,600          Avon Products, Inc.(c)
                         Call, 01/20/07, Strike 45.00                768,000
          1,400          Constellation Brands, Inc.(c)
                         Call, 01/20/07, Strike 35.00              2,828,000
          2,000          Sara Lee Corp.(c)
                         Call, 01/20/07, Strike 22.50                490,000
                                                                ------------
                                                                   4,086,000
                                                                ------------

     NUMBER OF
     CONTRACTS                                                         VALUE
----------------------------------------------------------------------------
                         ENERGY (0.2%)
          2,500          Transocean, Inc.(c)
                         Call, 01/21/06, Strike 40.00           $  2,150,000
                                                                ------------
                         FINANCIALS (0.2%)
          2,200          Allstate Corp.(c)
                         Call, 01/21/06, Strike 45.00              1,518,000
                                                                ------------
                         HEALTH CARE (0.4%)
            900          Bausch & Lomb, Inc.(c)
                         Call, 01/21/06, Strike 65.00              1,089,000
          1,200          Biogen Idec, Inc.(c)
                         Call, 01/21/06, Strike 70.00                744,000
          1,100          UnitedHealth Group, Inc.(c)
                         Call, 01/20/07, Strike 85.00              1,897,500
                                                                ------------
                                                                   3,730,500
                                                                ------------
                         INFORMATION TECHNOLOGY (0.5%)
          1,000          Apple Computer, Inc.(c)
                         Call, 01/20/07, Strike 75.00              2,060,000
          5,000          Motorola, Inc.(c)
                         Call, 01/21/06, Strike 20.00                650,000
          5,100          Nokia Corp.(c)
                         Call, 01/20/07, Strike 15.00              1,300,500
          2,200          QUALCOMM, Inc.(c)
                         Call, 01/21/06, Strike 35.00              1,320,000
                                                                ------------
                                                                   5,330,500
                                                                ------------
                            TOTAL OPTIONS                         30,953,000
                                                                ------------
                         TOTAL SYNTHETIC
                         CONVERTIBLE
                         SECURITIES
                         (Cost $192,642,462)                     206,346,347
                                                                ------------

     NUMBER OF
      SHARES                                                           VALUE
----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (17.1%)
                         CONSUMER DISCRETIONARY (3.0%)
        590,000          Ford Motor Company Capital
                         Trust II
                         6.500%                                   29,488,200
                                                                ------------
                         CONSUMER STAPLES (2.2%)
        890,000          Albertson's, Inc.
                         7.250%                                   21,680,400
                                                                ------------
                         FINANCIALS (2.7%)
        130,000          Capital One Financial Corp.
                         6.250%                                    6,942,000
        500,000          National Australia Bank, Ltd.
                         7.875%                                   19,300,000
                                                                ------------
                                                                  26,242,000
                                                                ------------
                         HEALTH CARE (0.7%)
        125,000          Baxter International, Inc.(b)
                         7.000%                                    6,825,000
                                                                ------------
                         INDUSTRIALS (2.0%)
        225,000          Cummins, Inc.
                         7.000%                                   19,096,875
                                                                ------------

                See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

     NUMBER OF
      SHARES                                                           VALUE
----------------------------------------------------------------------------

                         INFORMATION TECHNOLOGY (0.4%)
         75,000          Pioneer-Standard Financial Trust
                         6.750%                               $    4,181,250
                                                              --------------
                         TELECOMMUNICATION SERVICES (2.4%)
        452,000          ALLTEL Corp.
                         7.750%                                   22,713,000
                                                              --------------
                         UTILITIES (3.7%)
        450,000          Ameren Corp.
                         9.750%                                   13,077,000
        375,000          TXU Corp.
                         8.125%                                   22,537,500
                                                              --------------
                                                                  35,614,500
                                                              --------------
                         TOTAL CONVERTIBLE
                         PREFERRED STOCKS
                         (Cost $148,604,287)                     165,841,225
                                                              --------------

     PRINCIPAL
       AMOUNT                                                          VALUE
----------------------------------------------------------------------------

SHORT-TERM INVESTMENT (0.5%)
$     4,657,000          Exxon Mobil Corporation
                         2.300%, 02/01/05                          4,657,000
                                                              --------------
                         TOTAL SHORT-TERM
                         INVESTMENT
                         (Cost $4,657,000)                         4,657,000
                                                              --------------

     NUMBER OF
      SHARES                                                           VALUE
----------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (25.3%)
    244,818,504          Bank of New York Institutional
                         Cash Reserve Fund
                         current rate 2.519%                     244,818,504
                                                              --------------
                         TOTAL INVESTMENT OF
                         CASH COLLATERAL
                         FOR SECURITIES ON
                         LOAN
                         (Cost $244,818,504)                     244,818,504
                                                              --------------
TOTAL INVESTMENTS (166.6%)
(Cost $1,518,641,579)                                          1,613,083,153
                                                              --------------
PAYABLE UPON RETURN OF
SECURITIES ON LOAN (-25.3%)                                     (244,818,504)
                                                              --------------
OTHER ASSETS, LESS LIABILITIES
(3.1%)                                                            30,249,087
                                                              --------------
PREFERRED SHARES AT REDEMPTION
VALUE INCLUDING DIVIDENDS
PAYABLE (-44.4%)                                                (430,179,487)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON
 SHAREHOLDERS (100.0%)                                        $  968,334,249
                                                              --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ( "QIBs "), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another
        QIB), or the security must be registered for public sale. At January 31, 2005 the market value of 144A securities that could not be exchanged to the registered form were $161,048,117 or 16.6 % of net assets applicable to common shareholders of the Fund.
(b)     Security, or portion of security, is on loan.
(c)     Non-Income producing security.

FOREIGN CURRENCY ABBREVIATIONS
CAD     Canadian Dollar
EUR     European Monetary Unit
GBP     British Pound Sterling


                See accompanying Notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1
PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the closed of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


NOTE 2
INVESTMENTS. The following information is presented on an income tax basis as of January 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for Federal income tax purposes at January 31, 2005 was as follows:


Cost basis of investments                             $    1,524,775,675
                                                      ==================
Gross unrealized appreciation                         $      100,378,421
Gross unrealized depreciation                                (12,070,943)
                                                      ------------------
Net unrealized appreciation (depreciation)            $       88,307,478
                                                      ==================


                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 3
SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


NOTE 4
PREFERRED SHARES. There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.65% to 2.71% for the period ended January 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


NOTE 5
INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of January 31, 2005 were as follows:

                                                                                      UNREALIZED
                    TERMINATION       NOTIONAL      FIXED RATE     FLOATING RATE     APPRECIATION
COUNTERPARTY           DATE         AMOUNT (000)    (FUND PAYS)   (FUND RECEIVES)   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Citibank NA       October 27, 2006    $100,000         2.80%       1 month LIBOR     $ 1,113,428
Citibank NA       October 27, 2007     200,000         3.27%       1 month LIBOR       2,164,240
Citibank NA       October 27, 2008     100,000         3.65%       1 month LIBOR         640,383
                                                                                     -----------
                                                                                     $ 3,918,051
                                                                                     ===========

NOTE 6
SECURITIES LENDING. During the period ended January 31, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors, LLC and the security lending agent will monitor the creditworthiness of the firms to which each Fund lends securities. At January 31, 2005 the Fund had securities valued at $238,796,636 on loan to broker-dealers and banks and had $244,818,504 in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  March 24, 2005

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  March 24, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  March 24, 2005

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  March 24, 2005